CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Fixed income from real estate rent	$ 16,338	$ 15,273	$ 13,938
Costs and expenses:
Cost of real estate operations	3,159	2,958	2,777
Real estate depreciation and amortization	4,244	3,925	3,813
General and administrative	2,615	1,849	2,167
Other operating costs		2,352
Total costs and expenses	10,018	11,084	8,757
Gain on sale of operating properties			2,709
Operating income	6,320	4,189	7,890
Other income	1,116	429	394
Financial expenses, net	(3,366)	(1,807)	(1,151)
Income before taxes on income	4,070	2,811	7,133
Taxes on income	(1,627)	(1,609)	(1,502)
Equity share in losses of associates, net	(323)	(31)	(186)
Net income	2,120	1,171	5,445
Net income attributable to non-controlling interest	1,925	2,239	2,106
Net income (loss) attributable to Optibase Ltd.	$ 195	$ (1,068)	$ 3,339
Net earnings per share:
Basic and diluted net earnings (loss) per share	$ 0.04	$ (0.21)	$ 0.65
Weighted average number of shares used in computing basic net earnings per share:	5,147,130	5,133,024	5,126,616
Weighted average number of shares used in computing diluted net earnings per share:	5,157,165	5,133,024	5,131,072